Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	$ (1,590,735)	$ (1,314,093)	$ (29,425)
Weighted average number of common shares in issue	51,156,787	51,022,748	36,184,480
Adjustments for:
Dilutive stock options	0	334,694	1,050,922
Dilutive unvested shares	2,290,430	440,940	222,159
Weighted average number of fully diluted shares	53,447,217	51,798,382	37,457,561
Loss per share, from continuing operations
Basic loss per share from continuing operations (usd per share)	$ (31.10)	$ (25.76)	$ (0.81)
Diluted loss per share from continuing operations (usd per share)	(31.10)	(25.76)	(0.81)
Loss per share, including discontinuing operations
Basic loss per share (usd per share)	(31.10)	(25.79)	(0.87)
Diluted loss per share (usd per share)	$ (31.10)	$ (25.79)	$ (0.87)